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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                   	Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Short Term Income Fund
               Schedule of Investments  5/31/2009 (unaudited)

Principal Floating
Amount($) Rate (d)                                                     Value
               ASSET BACKED SECURITIES - 6.4 %
               Materials - 1.0 %
               Steel - 1.0 %
300,000   2.78 Aegis Asset Backed Securities, Floating Rate Note, 1/2$ 178,772
273,246   0.55 Aegis Asset Backed Securities, Floating Rate Note, 8/2  264,593
706,777   0.83 Aegis Asset Backed Securities, Floating Rate Note, 9/2  503,650
66,023    0.40 Option One Mortgage Trust, Floating Rate Note, 5/25/37   59,466
110,215   1.28 SAST 2002-1 M1, Floating Rate Note, 1/25/32              17,605
124,017   1.42 SAST 2002-2 M1, Floating Rate Note, 8/25/32              48,385
                                                                     $1,072,471
               Total Materials                                       $1,072,471
               Consumer Services - 0.4 %
               Restaurants - 0.4 %
685,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (144A$ 448,497
               Total Consumer Services                               $ 448,497

               Food & Drug Retailing - 0.1 %
               Food Retail - 0.1 %
200,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37      $ 110,000
               Total Food & Drug Retailing                           $ 110,000

               Banks - 3.1 %
               Thrifts & Mortgage Finance - 3.1 %
184,506   0.75 ACE 2005-HE2 M1, Floating Rate Note, 4/25/35          $ 180,930
682,345   5.26 Bear Stearns Asset Backed Securities, Inc., Floating R  575,268
403,596   0.85 Countrywide Asset Backed Certificates, Floating Rate N  227,629
593,813        CSAB Mortgage Backed Trust, 6.0%, 11/25/36              507,939
166,236   0.74 GSAMP Trust, Floating Rate Note, 3/25/35                154,118
631,199        HEMT 2004-6 M2, 5.321%, 4/25/35                         364,885
238,942        Honda Auto Receivables Owner Trust, 5.1%, 3/18/11       242,709
481,840        Local Insight Media Finance LLC, 5.88%, 10/23/37        360,853
705,532        Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25/  429,017
                                                                     $3,043,348
               Total Banks                                           $3,043,348
               Diversified Financials - 1.8 %
               Asset Management & Custody Banks - 0.4 %
586,999   0.92 SPSAC 1998-1 A1, Floating Rate Note, 3/25/28          $ 368,904
50,427    0.58 TMTS 2005-7SL A1, Floating Rate Note, 7/25/35            48,192
                                                                     $ 417,096
               Consumer Finance - 0.5 %
118,627   0.43 Nomura Home Equity Trust, Floating Rate Note, 3/25/36 $ 110,614
240,000   0.96 RASC 2005-KS7 M1, Floating Rate Note  8/25/35           190,072
389,497        RFMS2 2003-HI1 M1, 5.27% 4/25/28                        243,055
                                                                     $ 543,741
               Investment Banking & Brokerage - 0.1 %
275,000   0.68 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37        $  87,111
               Specialized Finance - 0.8 %
346,880        Conseco Finance, Inc., 7.05%, 4/15/32                 $ 271,253
290,716   6.19 Conseco Finance, Inc., Floating Rate Note, 11/15/32     252,320
380,000   1.22 SLMA 2004-10 A6B Floating Rate Note, 4/27/26            337,858
                                                                     $ 861,431
               Total Diversified Financials                          $1,909,379
               TOTAL ASSET BACKED SECURITIES                         $6,583,695
               (Cost  $9,045,208)

               COLLATERALIZED MORTGAGE OBLIGATIONS - 43.3 %
               Banks - 22.6 %
               Thrifts & Mortgage Finance - 22.6 %
934,516        ABN Amro Mortgage Corp., 4.75%, 5/25/18               $ 916,968
866,644        CALSTRS Trust, 4.463%, 11/20/14                         877,624
230,237        CDMC 2003-2P A3, 5.45%, 11/25/19                        230,993
264,469        Chase Mortgage Finance Corp., 6.0%, 1/25/34             264,230
883,697        CMLTI 2003-UP3 A1, 7.0%, 9/25/33                        827,914
367,100   5.08 CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35          203,122
733,414        CMLTI 2005-9 2SX2, 5.5%, 11/25/35                        63,169
133,310   1.37 CMOT 44 F, Floating Rate Note, 7/1/18                   133,308
3,686,383      Countrywide Home Loans, Inc., 5.5%, 10/25/32           3,362,462
248,024        Downey Savings & Loan, 0.83625%, 7/19/44                111,193
775,000        GECMC 2005-C1 A2, 4.353%, 6/10/48                       748,990
1,868,356      GS Mortgage Securities Corp. II, 4.602%, 8/10/38       1,865,427
91,207    2.11 Impac Cmb Trust, Floating Rate Note, 11/25/34            19,459
2,500,089 0.95 Impac Cmb Trust, Floating Rate Note, 9/25/34           1,145,189
481,747        JPMorgan Mortgage Trust, 6.0%, 8/25/36                   53,863
675,000        JPMCC 2004-CB8 A2, 3.837%, 1/12/39                      624,510
625,516   1.04 LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30          80,692
1,108,583      LBSBC 2007- 2 A1, 5.57%, 3/25/37                        724,880
2,500,000      LBUBS 2001-C2 C, 6.975%, 9/15/34                       2,390,074
226,298        LBUBS 2002-CA A3, 6.226%, 3/15/26                       228,370
570,358        LBUBS 2005-C2 A2, 4.81%, 4/15/30                        547,390
215,860        LB-UBS Commercial Mortgage, 6.27%, 6/15/20              216,257
27,590         Merrill Lynch Mortgage Trust, 4.446%, 9/12/42            27,548
889,510   1.10 MLCC 199-A A, Floating Rate Note, 3/15/25               465,113
2,238,146      RAAC Series, 6.0%, 1/25/32                             1,917,811
1,820,375 6.24 Residential Asset Mortgage, Products, Inc., Floating R 1,739,125
727,537        Residential Funding Mortgage Securities I, Inc., 5.25%  727,407
1,000,000      SBA CMBS Trust, 5.451%, 11/15/36                        910,000
265,638   0.64 SEMT 2004-10 A2, Floating Rate Note, 11/20/34           153,055
811,753        SEMT 2005-1 A2, 5.8325%, 2/20/35                        518,814
1,007,337 5.62 Structured Asset Mortgage Investments, Inc., Floating   498,477
288,340   4.11 Thornburg Mortgage Securities, Inc., Floating Rate Not  257,710
401,351   0.68 Thornburg Mortgage Securities, Inc., Floating Rate Not  322,917
                                                                     $23,174,061
               Total Banks                                           $23,174,061
               Diversified Financials - 7.4 %
               Diversified Finance Services - 6.7 %
2,524,882 5.01 American Home Mortgage Investment Corp., Floating Rate$2,263,495 1,480,452 0.61 American Home Mortgage Investment Corp., Floating Rate 647,841
131            Banc of America Mortgage Securities, Inc., 4.0%, 4/25/    130
500,000        CCI 2005 1A C, 5.074%, 6/15/35                          485,000
750,000   6.48 Chase Commercial Mortgage Securities Corp., Floating R  757,047
84,854    5.13 First Horizon Mortgage Pass-Through Trust, Floating Ra   68,068
116,200   4.66 First Horizon Mortgage Pass-Through Trust, Floating Ra  107,507
98,234         Greenwich Capital Commercial Funding Corp., 4.022%, 1/   97,180
3,401,490      RALI 2005-QA10 A41, 5.7412%, 9/25/35                   2,184,549
224,991        Residential Accredit Loans, Inc., 6.6352%, 7/25/33      226,314
887,016   0.60 SARM 2007-2 M1, Floating Rate Note, 3/25/37 (e)          2,424
                                                                     $6,839,555
               Investment Banking & Brokerage - 0.7 %
939,326        Lehman Brothers, 5.56%, 9/15/21 (144A)                $ 502,919
22,877,994     MSDWC 2000-1345 X, 0.7259%, 9/3/15                      175,573
                                                                     $ 678,492
               Total Diversified Financials                          $7,518,047
               Real Estate - 3.6 %
               Mortgage Real Estate Investment Trusts - 3.6 %
3,061,756      CS First Boston Mortgage Security, 7.13%, 11/15/30    $3,090,795
202,146   1.66 CS First Boston Mortgage Security, Floating Rate Note   168,935
111,517   1.17 CS First Boston Mortgage Security, Floating Rate Note    14,756
439,080        CS First Boston Mortgage Security, 3.819%, 5/15/36      421,040
                                                                     $3,695,526
               Total Real Estate                                     $3,695,526
               Government - 9.7 %
               Government - 9.7 %
89,508         Federal Home Loan Mortgage Corp., 4.0%, 12/15/12      $  91,350
48,969         Federal Home Loan Mortgage Corp., 4.0%, 4/15/22          49,699
9,292          Federal Home Loan Mortgage Corp., 4.5%, 6/15/14          9,318
655,574        Federal Home Loan Mortgage Corp., 4.5%, 8/15/17         678,489
62,001         Federal Home Loan Mortgage Corp., 5.0%, 1/15/10          62,691
594,736        Federal Home Loan Mortgage Corp., 5.0%, 6/25/28         610,842
155,236        Federal Home Loan Mortgage Corp., 5.0%, 8/15/23         156,310
1,163,138      Federal Home Loan Mortgage Corp., 5.5%, 10/15/35       1,237,551
219,419        Federal Home Loan Mortgage Corp., 5.5%, 6/15/32         222,974
1,274          Federal Home Loan Mortgage Corp., 6.0%, 4/25/36          1,306
219,419        Federal Home Loan Mortgage Corp., 6.0%, 6/15/32         224,114
328,907        Federal Home Loan Mortgage Corp., 6.1%, 9/15/18         335,535
720,413        Federal National Mortgage Association Benchmark Remic,  760,766
688,796        Federal National Mortgage Association Benchmark Remic,  711,885
1,863,354 5.41 Federal National Mortgage Association Grantor Trust, F 1,868,065
104,677        Federal National Mortgage Association, 4.0%, 11/25/14   105,364
331,801        Federal National Mortgage Association, 4.5%, 12/25/25   333,543
199,626        Federal National Mortgage Association, 5.0%, 1/25/25    202,683
368,299        Federal National Mortgage Association, 5.0%, 7/25/15    370,229
773,701        Federal National Mortgage Association, 5.5%, 4/25/30    800,125
570,665        Federal National Mortgage Association, 6.0%, 6/25/29    607,804
553,153        GSR Mortgage Loan Trust, 4.1408%, 6/25/34               488,977
                                                                     $9,929,620
               Total Government                                      $9,929,620
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $44,317,254
               (Cost  $53,197,451)

               CORPORATE BONDS - 24.9 %
               Energy - 2.6 %
               Oil & Gas Equipment & Services - 1.2 %
400,000   8.31 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)  $ 272,000
2,500,00011.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)   229,667
650,000        Weatherford International, Inc., 6.625%, 11/15/11       668,407
                                                                     $1,170,074
               Oil & Gas Exploration & Production - 0.9 %
1,000,000      TNK-BP Finance SA, 7.5%, 3/13/13 (144A)               $ 942,500
               Oil & Gas Storage & Transporation - 0.5 %
250,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)              $ 249,883
250,000   5.1  Rockies Express Pipeline, Floating Rate Note, 8/20/09   250,096
                                                                     $ 499,979
               Total Energy                                          $2,612,553
               Materials - 0.4 %
               Diversified Chemical - 0.1 %
100,000        Dupont EI Neumour, 6.875%, 10/15/09                   $ 102,338
               Diversified Metals & Mining - 0.3 %
305,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                  $ 327,787
               Total Materials                                       $ 430,125
               Capital Goods - 2.1 %
               Industrial Conglomerates - 1.6 %
500,000        GE Electric Co., 5.0%, 2/1/13                         $ 514,758
500,000        Tyco Electronics Group SA, 6.0%, 10/1/12                489,077
575,000        Tyco International Group SA, 6.375%, 10/15/11           603,879
                                                                     $1,607,714
               Industrial Machinery - 0.5 %
500,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14          $ 541,928
               Total Capital Goods                                   $2,149,642
               Commercial Services & Supplies - 0.2 %
               Environmental & Facilities Services - 0.2 %
250,000        Allied Waste North America, Inc., 5.75%, 2/15/11      $ 251,250
               Total Commercial Services & Supplies                  $ 251,250
               Consumer Durables & Apparel - 1.2 %
               Home Furnishings - 0.7 %
750,000        Mohawk Industries, Inc., 5.75%, 1/15/11               $ 728,507
               Household Appliances - 0.5 %
500,000        Whirlpool Corp., 5.5%, 3/1/13                         $ 478,210
               Total Consumer Durables & Apparel                     $1,206,717
               Food, Beverage & Tobacco - 1.6 %
               Agricultural Products - 0.5 %
465,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                   $ 468,078
               Distillers & Vintners - 0.1 %
100,000        Diageo Capital Plc, 4.375%, 5/3/10                    $ 101,478
               Soft Drinks - 1.0 %
500,000        Pepsico, Inc., 4.65%, 2/15/13                         $ 526,597
500,000        Pepsico, Inc., 5.15%, 5/15/12                           537,833
                                                                     $1,064,430
               Total Food, Beverage & Tobacco                        $1,633,986
               Health Care Equipment & Services - 0.3 %
               Health Care Facilities - 0.3 %
300,000        Universal Health Services, Inc., 6.75%, 11/15/11      $ 301,161
               Total Health Care Equipment & Services                $ 301,161
               Pharmaceuticals & Biotechnology - 1.4 %
               Biotechnology - 0.9 %
900,000        Biogen Idec, Inc., 6.0%, 3/1/13                       $ 922,429
               Pharmaceuticals - 0.5 %
500,000        Abbott Laboratories Ltd., 5.15%, 11/30/12             $ 541,049
               Total Pharmaceuticals & Biotechnology                 $1,463,478
               Banks - 1.5 %
               Diversified Banks - 0.7 %
550,000        Alfa Div Pymt Rights Fin, 7.24%, 12/15/11 (144A)      $ 418,000
250,000        Wells Fargo Co., 4.375%, 1/31/13 (b)                    250,289
                                                                     $ 668,289
               Regional Banks - 0.8 %
300,000        American Express Bank FSB, 5.5%, 4/16/13              $ 287,771
215,000        Keycorp, 6.5%, 5/14/13                                  203,352
100,000        Marshall & Ilsley Co., 4.375%, 8/1/09                    98,731
250,000        Wachovia Bank NA, Floating Rate Note, 5/14/10           242,935
                                                                     $ 832,789
               Total Banks                                           $1,501,078
               Diversified Financials - 10.2 %
               Consumer Finance - 1.6 %
380,000        American Honda Finance Corp., 6.7%, 10/1/13 (144A)    $ 372,791
150,000        American Honda Finance Corp., 5.125%, 12/15/10          148,081
100,000        Caterpillar, Inc., 4.5%, 6/15/09                        100,066
100,000        John Deere Capital Corp., 2.875%, 6/19/12               103,095
1,000,000 5.22 SLM Corp., Floating Rate Note, 2/1/10                   886,870
                                                                     $1,610,903
               Diversified Finance Services - 6.4 %
250,000   2.90 Citigroup, Inc., Floating Rate Note, 3/16/12          $ 219,508
500,000        GATX  Corp., 5.5%, 2/15/12                              479,318
500,000        General Electric Capital Corp., 4.0%, 2/15/12           489,690
1,000,000      General Electric Capital Corp., 5.5%, 11/15/11         1,001,675
50,000         General Electric Capital Corp., 5.5%, 4/28/11            51,975
250,000        General Electric Corp., 4.0%, 6/15/09                   250,116
2,000,000      JPMorgan Chase & Co., 1.65%, 2/23/11                   2,013,242
100,000        JPMorgan Chase & Co., 3.125%, 12/1/11                   103,653
212,348        Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     208,114
2,000,000      Premium Asset, 3.81%, 10/8/09 (144A)                   1,818,686
                                                                     $6,635,977
               Investment Banking & Brokerage - 0.5 %
500,000        Merrill Lynch & Co., 5.45%, 2/5/13                    $ 466,069
               Specialized Finance - 1.7 %
500,000        CIT Group, Inc., 7.625%, 11/30/12                     $ 393,947
500,000   2.79 Citigroup, Inc., Floating Rate Note, 6/8/09             498,661
400,000        International Lease Finance Corp., 6.375%, 3/25/13      311,146
500,000        National Rural Utilities, 5.4%, 10/15/13                508,820
                                                                     $1,712,574
               Total Diversified Financials                          $10,425,523
               Insurance - 1.5 %
               Multi-Line Insurance - 0.1 %
50,000         Allstate Life Global, 5.375%, 4/30/13                 $  51,827
               Reinsurance - 1.4 %
325,000        Berkshire Hathway, Inc., 5.0%, 8/15/13                $ 341,224
500,000   7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12             423,450
250,000  12.03 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A)       206,675
250,000  11.26 Mystic Re, Ltd., Floating Rate Note, 6/7/11             233,025
250,000  11.51 Residential Reinsurance 2007, Floating Rate Note, 6/7/  238,850
                                                                     $1,443,224
               Total Insurance                                       $1,495,051
               Real Estate - 0.6 %
               Diversified Real Estate Activities - 0.3 %
350,000        Westfield Group, 5.4%, 10/1/12 (b)                    $ 335,808
               Retail Real Estate Investment Trusts - 0.3 %
250,000        Simon Property Group LP, 4.875%, 8/15/10              $ 249,750
               Total Real Estate                                     $ 585,558
               Technology Hardware & Equipment - 0.6 %
               Communications Equipment - 0.1 %
50,000         Cisco Systems, Inc., 5.25%, 2/22/11                   $  53,101
               Office Electronics - 0.5 %
500,000        Xerox Corp., 7.125%, 6/15/10                          $ 510,645
               Total Technology Hardware & Equipment                 $ 563,746
               Telecommunication Services - 0.4 %
               Integrated Telecommunication Services - 0.4 %
100,000        AT&T, Inc., 4.125%, 9/15/09                           $ 100,788
290,000        Telecom Italia Capital SA, 4.875%, 10/1/10              293,673
                                                                     $ 394,461
               Total Telecommunication Services                      $ 394,461
               Utilities - 0.5 %
               Electric Utilities - 0.5 %
500,000        Consolidated Edison, Inc., 4.7%, 6/15/09              $ 500,437
               Total Utilities                                       $ 500,437
               TOTAL CORPORATE BONDS                                 $25,514,766
               (Cost  $26,574,131)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4 %
144,365        Federal Home Loan Bank, 4.84%, 1/25/12                $ 149,461
653,748        Federal Home Loan Mortgage Corp., 4.5%, 9/1/12          677,769
552,509        Federal Home Loan Mortgage Corp., 5.0%, 2/1/21          572,859
354,834        Federal Home Loan Mortgage Corp., 5.0%, 9/1/11          368,600
515,680        Federal Home Loan Mortgage Corp., 5.505%, 12/1/31       528,443
259,301        Federal Home Loan Mortgage Corp., 6.064%, 11/1/40       257,050
925,111        Federal Home Loan Mortgage Corp., 6.134%, 10/1/31       945,880
16,049         Federal Home Loan Mortgage Corp., 6.303%, 7/1/18         16,338
1,298,968      Federal Home Loan Mortgage Corp., 6.44%, 10/1/36       1,362,875
20,160         Federal Home Loan Mortgage Corp., 6.5%, 3/1/11           21,022
26,280         Federal Home Loan Mortgage Corp., 6.5%, 6/1/17           27,773
85,274         Federal Home Loan Mortgage Corp., 6.5%, 7/1/16           89,953
10,459         Federal Home Loan Mortgage Corp., 6.533%, 11/1/25        10,646
6,862          Federal Home Loan Mortgage Corp., 6.571%, 4/1/29         6,910
4,284          Federal Home Loan Mortgage Corp., 6.837%, 4/1/28         4,344
13,324         Federal Home Loan Mortgage Corp., 6.888%, 11/1/31        13,518
11,733         Federal Home Loan Mortgage Corp., 6.985%, 5/1/25         11,925
4,837          Federal Home Loan Mortgage Corp., 7.035%, 4/1/29         4,910
7,334          Federal Home Loan Mortgage Corp., 7.142%, 1/1/28         7,375
216,924        Federal Home Loan Mortgage Corp., 7.245%, 8/1/31        221,927
3,297          Federal Home Loan Mortgage Corp., 7.25%, 8/1/31          3,342
7,597          Federal Home Loan Mortgage Corp., 7.295%, 6/1/25         7,741
423,408        Federal Home Loan Mortgage Corp., 7.3%, 10/1/32         433,192
133,158        Federal Home Loan Mortgage Corp., 7.393%, 11/1/24       135,338
24,523         Federal Home Loan Mortgage Corp., 7.484%, 2/1/27         25,390
60,219         Federal Home Loan Mortgage Corp., 7.652%, 4/1/25         61,569
80,165         Federal Home Loan Mortgage Corp., 7.680%, 1/1/25         81,832
4,400          Federal Home Loan Mortgage Corp., 7.936%, 2/1/33         4,571
550,000        Federal National Mortgage Association, 2.5%, 4/9/10     558,727
61,564         Federal National Mortgage Association, 5.0%, 10/1/09     62,232
395,781        Federal National Mortgage Association, 5.0%, 7/1/15     409,124
198,385        Federal National Mortgage Association, 5.469%, 7/1/36   203,371
15,411         Federal National Mortgage Association, 5.5%, 1/1/12      15,804
662,096        Federal National Mortgage Association, 5.5%, 12/1/35    686,442
285,809        Federal National Mortgage Association, 6.0%, 2/1/34     301,141
658,454        Federal National Mortgage Association, 6.339%, 12/1/36  658,433
756,154        Federal National Mortgage Association, 6.5%, 4/1/29     814,296
30,240         Federal National Mortgage Association, 6.5%, 6/1/14      32,052
368,770        Federal National Mortgage Association, 6.5%, 6/1/15     390,165
26,409         Federal National Mortgage Association, 6.5%, 6/1/16      27,975
31,870         Federal National Mortgage Association, 6.5%, 7/1/32      34,374
4,573          Federal National Mortgage Association, 6.5%, 8/1/13      4,847
7,286          Federal National Mortgage Association, 6.5%, 8/1/14      7,722
89,561         Federal National Mortgage Association, 6.5%, 8/1/17      94,718
417,857        Federal National Mortgage Association, 7.0%, 1/1/36     453,980
591,487        Federal National Mortgage Association, 7.0%, 10/1/19    648,329
192,616        Federal National Mortgage Association, 7.0%, 5/1/12     200,453
106,140        Federal National Mortgage Association, 7.0%, 7/1/12     107,782
331,218        Federal National Mortgage Association, 7.0%, 7/1/17     353,126
365,158        Federal National Mortgage Association, 7.0%, 8/1/14     381,760
101,261        Federal National Mortgage Association, 7.243%, 12/1/28  102,041
107,594        Federal National Mortgage Association, 7.405%, 10/1/29  109,642
445,846        Federal National Mortgage Association, 7.586%, 10/1/29  444,609
141,208        Federal National Mortgage Association, 8.0%, 4/1/14     150,326
1,241,415      Government National Mortgage Association, 6.0%, 11/15/ 1,298,520
256,516        Government National Mortgage Association, 6.0%, 12/15/  270,560
46,743         Government National Mortgage Association, 6.0%, 5/20/1   48,572
268,810        Government National Mortgage Association, 6.5%, 10/15/  284,611
118,155        Government National Mortgage Association, 6.5%, 5/15/3  127,155
78,472         Government National Mortgage Association, 6.5%, 7/15/3   83,121
42,477         Government National Mortgage Association, 7.0%, 11/15/   45,054
323,963        Government National Mortgage Association, 7.5%, 10/15/  346,800
91,025         Government National Mortgage Association, 7.5%, 6/15/1   97,101
11,383         Government National Mortgage Association, 7.5%, 8/15/1   11,983
6,070          Government National Mortgage Association, 8.0%, 11/15/   6,185
4,233          Government National Mortgage Association, 8.0%, 4/15/1   4,421
800,000        U.S. Treasury Notes, 4.875%, 8/15/09                    807,687
                                                                     $16,737,794
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $16,737,794
               (Cost  $16,267,196)

               FOREIGN GOVERNMENT BONDS - 0.2 %
250,000        Korea Development Bank, 5.3%, 1/17/13                 $ 248,135
               TOTAL FOREIGN GOVERNMENT BONDS                        $ 248,135
               (Cost  $249,643)

               SENIOR FLOATING RATE LOAN INTERESTS - 2.8 % *
               Materials - 0.5 %
               Paper Packaging - 0.5 %
17,719    2.69 Graham Packaging Co., Term B Loan, 10/7/11            $  16,795
177,310   6.75 Graham Packaging Co., Term C Loan, 4/5/14               174,263
295,568   3.77 Graphic Packaging International, Inc., Incremental Ter  275,894
                                                                     $ 466,952
               Total Materials                                       $ 466,952
               Capital Goods - 0.1 %
               Construction & Farm Machinery & Heavy Trucks - 0.1 %
144,587   8.00 Accuride Corp., Term Advance Loan, 1/31/12            $ 105,955
               Total Capital Goods                                   $ 105,955
               Commercial Services & Supplies - 0.1 %
               Environmental & Facilities Services - 0.1 %
197,487   2.34 Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/14$ 152,724
               Total Commercial Services & Supplies                  $ 152,724
               Consumer Services - 0.1 %
               Casinos & Gaming - 0.1 %
50,000    4.32 Fontainebleau Las Vegas, Delayed Draw Term Loan, 5/17/$  7,188
100,000   5.28 Fontainebleau Las Vegas, Initial Term Loan, 6/6/14       14,000
16,667    3.71 Gateway Casinos & Entertainment, Delayed Draw Term Loa   10,139
82,292    3.71 Gateway Casinos & Entertainment, Term Advance Loan, 9/   50,061
                                                                     $  81,388
               Total Consumer Services                               $  81,388
               Retailing - 0.2 %
               Internet Retail - 0.2 %
205,000   3.88 Ticketmaster Corp., Term B Loan, 7/25/14              $ 192,700
               Total Retailing                                       $ 192,700
               Health Care Equipment & Services - 1.0 %
               Health Care Equipment - 0.5 %
540,327   4.42 Talecris Biotherapeutics, Inc., 1st Lien Term Loan, 12$ 499,802
               Health Care Facilities - 0.4 %
270,007   2.90 CHS/Community Health Systems, Inc., Funded Term Loan, $ 240,460
13,775    2.57 CHS/Community Health Systems, Inc., Delayed Draw Term    12,267
74,386    2.13 Psychiatric Solutions, Inc., Term Loan, 7/2/12           69,132
84,816    3.17 Sun Health Care, Inc., Term Loan, 4/19/14                75,274
19,724    3.22 Sun Health Care, Inc., Synthetic LC Loan, 4/19/14        17,505
                                                                     $ 414,638
               Health Care Supplies - 0.1 %
94,800    4.47 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15        $  82,979
24,000    3.53 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15     21,008
                                                                     $ 103,987
               Total Health Care Equipment & Services                $1,018,427
               Software & Services - 0.4 %
               IT Consulting & Other Services - 0.4 %
394,949   2.48 Sungard Data Systems, Inc., U.S. Term Loan, 2/28/14   $ 360,885
               Total Software & Services                             $ 360,885
               Telecommunication Services - 0.4 %
               Integrated Telecommunication Services - 0.4 %
444,449   3.32 Telesat Canada, Inc., U.S. Term I Loan, 10/31/15      $ 414,449
38,174    4.22 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14        35,597
                                                                     $ 450,046
               Total Telecommunication Services                      $ 450,046
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS             $2,829,077
               (Cost  $3,098,416)

               TEMPORARY CASH INVESTMENTS - 5.3 %
               Repurchase Agreements - 4.7 %
2,390,000      BNP Paribas, 0.19%, dated 5/29/09, repurchase price
               of $2,390,000 plus accrued interest on 6/1/09 collateralized by the following:

               $18,007 Freddie Mac Giant, 5.5%, 8/1/35
               $12,616 Federal Home Loan Mortgage Corp., 5.705%, 4/1/37 $13,462 Federal National Mortgage Association (ARM),
                    4.96%, 5/1/19
               $2,321,847 Federal National Mortgage Association,
                    4.0-8.5%, 2/1/19-5/1/49
               $90,370 Government National Mortgage Association,
                    5.0-6.5%, 7/20/37-5/15/39                       $2,390,000

2,390,000      JPMorgan, 0.18%, dated 5/29/09, repurchase price of
               $2,390,000 plus accrued interest on 6/1/09 collateralized
               by $2,428,638 Federal National Mortgage Association,
               5.0%, 10/1/23                                         2,390,000
                                                                    $4,780,000
               Securities Lending Collateral  - 0.6 % (c)
               Certificates of Deposit:
$14,251        Abbey National Plc, 1.27%, 8/13/09                    $ 14,251
22,801         Bank of Scotland NY, 1.24%, 6/5/09                      22,801
25,652         DnB NOR Bank ASA NY, 1.5%, 6/8/09                       25,652
21,377         Royal Bank of Canada NY, 1.19%, 8/7/09                  21,377
25,652         Svenska Bank NY, 1.48%, 7/8/09                          25,652
28,503         CBA, 1.35%, 7/16/09                                     28,503
28,503         Societe Generale, 1.75%, 9/4/09                         28,503
28,503         U.S. Bank NA, 0.76%, 8/24/09                            28,503
                                                                     $ 195,242
               Commercial Paper:
28,503         Monumental Global Funding, Ltd., 1.28%, 8/17/09         28,503
14,251         CME Group, Inc., 1.21%, 8/6/09                          14,251
27,990         American Honda Finance Corp., 1.27%, 7/14/09            27,990
28,503         HSBC Bank, Inc., 1.31%, 8/14/09                         28,503
7,126          IBM, 0.88%, 9/25/09                                      7,126
25,652         MetLife Global Funding, 1.71%, 6/12/09                  25,652
25,652         New York Life Global, 1.37%, 9/4/09                     25,652
24,227         Westpac Banking Corp., 0.95%, 6/1/09                    24,227
                                                                     $ 181,904
               Tri-party Repurchase Agreements:
99,759         Deutsche Bank, 0.17%, 6/1/09                          $ 99,759
81,584         Barclays Capital Markets, 0.16%, 6/1/09                 81,584
                                                                     $ 181,344
Shares
               Money Market Mutual Fund:
28,503         JPMorgan U.S. Government Money Market Fund            $ 28,503
               Total Securities Lending Collateral                   $ 586,993
               TOTAL TEMPORARY CASH INVESTMENTS                     $5,366,993
               (Cost  $5,366,993)

               TOTAL INVESTMENT IN SECURITIES - 99.3 %           $101,597,714
               (Cost  $113,799,038)(a)
               OTHER ASSETS AND LIABILITIES - 0.7 %                 $ 746,624
               TOTAL NET ASSETS - 100.0 %                        $102,344,338

(144A)         Security is exempt from registration under Rule 144A of the
              Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2009, the value of these securities amounted to $6,137,810 or 6.0% of total net assets.

* Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $113,822,764 was as follows:

               Aggregate gross unrealized gain for all investments
               in which there is an excess of value over tax cost      $929,435

               Aggregate gross unrealized loss for all investments
               in which there is an excess of tax cost over value   (13,154,485)

               Net unrealized loss                                 $(12,225,050)

(b)            At May 31, 2009, the following securities were out on loan:
Principal
Amount ($)                            Security                          Value
247,000        Wells Fargo Co., 4.375%, 1/31/13                      $ 250,859
340,000        Westfield Group, 5.4%, 10/1/12                          329,171
               Total                                                 $ 580,030

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

(e)            Security is in default and is non-income producing.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:

Valuation Inputs                               Investments   Other Financial
                                               in Securities  Instruments
Level 1 - Quoted Prices                         $ 28,503        0
Level 2 - Other Significant Observable Inputs  100,844,331   (14,369)
Level 3 - Significant Unobservable Inputs        724,880        0
Total                                         $101,597,714   (14,369)



            Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
								Investments
								in Securities

               Balance as of 9/1/08                              $1,900,000
               Realized gain (loss)                                       0
               Change in unrealized appreciation (depreciation)    (339,712)
               Net purchases (sales)                               (213,200)
               Transfers in and out of Level 3                     (622,208)
               Balance as of 5/31/09                              $ 724,880



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2009

* Print the name and title of each signing officer under his or her signature.